Note 2 - Cash, Cash Equivalents and Restricted Cash - Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Details) - AUD ($)	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents	$ 8,544,105	$ 10,240,429
Restricted cash – current assets	35,000	35,000
Restricted cash	320,000	320,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents	$ 8,899,105	$ 10,595,429